Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets, Net [Abstract]
Schedule of Other Current Assets

Other current assets consisted of the following:

	As of December 31,
	2024	2023

Other receivables due from third parties (1)	6,214	-
Deposits due from third parties (2)	5,506	1,880
Custodian assets held by FTX (3)	-	9,827
Others	90	63
Other current assets, gross	11,810	11,770
Less: Allowance for credit losses	(100)	(9,926)
Other current assets, net	11,710	1,844

(1)	Among the balance of other receivables due from third parties, $4.1 million was secured by collateral digital assets which was recorded in “Obligation to Return Collateral Digital Assets” and accrue interest at an annual rate of 7.5% with the obligation maturing on December 8, 2025.

(2)	The balance of deposits due from third parties primarily represented the deposits paid to the owner or operator of mining facilities and will be received upon termination of the service agreements.
(3)	In November 2022, FTX cryptocurrency exchange filed for Chapter 11 bankruptcy. The Company had $2.09 million cash and 480 BTC worth $7.74 million (measured at the carrying value of BTC as of December 31, 2022) in its FTX account. Due to the uncertain outcome of the bankruptcy, the Company reclassified the funds as custodian assets held by FTX and recorded a full impairment charge on those balances during 2022.

Schedule of Activity in Allowance for Credit Losses

The following table presents the activity in allowance for credit losses for the years ended December 31,2024 and 2023:

	As of December 31,
	2024	2023

Allowance for credit losses:
Opening balance	9,926	9,826
Recoveries collected (3)	(7,270)	-
Charged off (3)	(2,556)	-
Credit loss expense	-	100
Total ending allowance balance	100	9,926

(3)	In November 2022, FTX cryptocurrency exchange filed for Chapter 11 bankruptcy. The Company had $2.09 million cash and 480 BTC worth $7.74 million (measured at the carrying value of BTC as of December 31, 2022) in its FTX account. Due to the uncertain outcome of the bankruptcy, the Company reclassified the funds as custodian assets held by FTX and recorded a full impairment charge on those balances during 2022.